STOCK OPTION PLAN (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Number of shares
Beginning Balance	150,152
Granted	4,975,000
Exercised
Cancelled/Forfeited	(625,000)
Ending Balance	4,500,152
Exercisable Ending Balance	1,053,402
Vested and expected to vest - June 30, 2012	4,155,477
Weighted Avg. Exercise Price
Beginning Balance	$ 9.68
Granted	$ 0.73
Cancelled/Forfeited	$ 0.64
Ending Balance	$ 1.03
Exercisable Ending Balance	$ 1.97
Vested and expected to vest - June 30, 2012	$ 1.06
Weighted Avg. Remaining Contractual Life
Ending Balance	5 years 3 months 4 days
Exercisable Ending Balance	5 years 9 months 11 days
Vested and expected to vest - June 30, 2012	5 years 3 months 7 days
Aggregate Intrinsic Value
Ending Balance	$ 75,000
Exercisable Ending Balance	15,885
Vested and expected to vest - June 30, 2012	$ 70,625